Consolidated Statement Of Shareholders' (Deficit) Equity (USD $) In Millions	Total	Common Stock [Member]	Paid-In Capital [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive Income (Loss) [Member]
Balance at at Dec. 31, 2009	$ (44.7)	$ 1.4	$ 2,154.0	$ (2,178.8)	$ (21.3)
Equity-based compensation expense	11.5	0	11.5	0	0
Accrued charitable contribution related to the MPK Coworker Incentive Plan II, net of tax	(0.2)	0	(0.2)	0	0
Net income (loss)	(29.2)	0	0	(29.2)	0
Change in unrealized loss on interest rate swap agreements, net of tax	(32.1)	0	0	0	(32.1)
Reclassification of realized loss on interest rate swap agreements from accumulated other comprehensive loss to net income (loss), net of tax	47.3	0	0	0	47.3
Foreign currency translation adjustment	3.9	0	0	0	3.9
Balance at at Dec. 31, 2010	(43.5)	1.4	2,165.3	(2,208.0)	(2.2)
Equity-based compensation expense	19.5	0	19.5	0	0
Investment from CDW Holdings LLC	1.0	0	1.0	0	0
Repurchase of common shares	(0.4)	0	0	(0.4)	0
Accrued charitable contribution related to the MPK Coworker Incentive Plan II, net of tax	(1.1)	0	(1.1)	0	0
Net income (loss)	17.1	0	0	17.1	0
Change in unrealized loss on interest rate swap agreements, net of tax	0
Reclassification of realized loss on interest rate swap agreements from accumulated other comprehensive loss to net income (loss), net of tax	1.9	0	0	0	1.9
Foreign currency translation adjustment	(1.8)	0	0	0	(1.8)
Balance at at Dec. 31, 2011	(7.3)	1.4	2,184.7	(2,191.3)	(2.1)
Equity-based compensation expense	22.1	0	22.1	0	0
Investment from CDW Holdings LLC	2.8	0	2.8	0	0
Repurchase of common shares	(0.7)	0	0	(0.7)	0
Accrued charitable contribution related to the MPK Coworker Incentive Plan II, net of tax	(1.4)	0	(1.4)	0	0
MPK Coworker Incentive Plan II units withheld for taxes	(0.5)	0	(0.5)	0	0
Net income (loss)	119.0	0	0	119.0	0
Change in unrealized loss on interest rate swap agreements, net of tax	0
Reclassification of realized loss on interest rate swap agreements from accumulated other comprehensive loss to net income (loss), net of tax	0
Foreign currency translation adjustment	2.5	0	0	0	2.5
Balance at at Dec. 31, 2012	136.5	1.4	2,207.7	(2,073.0)	0.4
Equity-based compensation expense	1.9	0	1.9	0	0
Repurchase of common shares	(0.1)	0	0	(0.1)	0
Accrued charitable contribution related to the MPK Coworker Incentive Plan II, net of tax	(0.3)	0	(0.3)	0	0
MPK Coworker Incentive Plan II units withheld for taxes	(0.1)	0	(0.1)	0	0
Net income (loss)	28.3	0	0	28.3	0
Foreign currency translation adjustment	(2.4)	0	0	0	(2.4)
Balance at at Mar. 31, 2013	$ 163.8	$ 1.4	$ 2,209.2	$ (2,044.8)	$ (2.0)